CAPITAL STOCK - Strategic Advisor Agreement (Details) - Strategic Advisor Agreement - Related party - Cypress Management LLC - USD ($)		3 Months Ended	6 Months Ended
	Sep. 29, 2025	Mar. 31, 2026	Mar. 31, 2026
Related Party Transaction [Line Items]
Initial term of agreement	5 years
Renewal term of the agreement	1 year
Minimum notice period to prevent automatic renewal	30 days
Threshold cure period for material breach	30 days
Threshold number of days for bankruptcy resolution	60 days
Threshold number of days for termination	10 days
Monthly fee payable	$ 60,000
Warrants term	5 years
Number of common stock called by warrants	1,986,634
Exercise price	$ 3.82
Fees under the agreement		$ 180,000	$ 360,000
Consulting expenses attributable to the fair value of warrants issued			$ 7,985,569